Investment Property (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Changes in Investment Property
The changes in investment property (including in “Other non-financial assets” – see note 19) during the fiscal years ended on December 31, 2021 and 2020 are as follow:

Item	12/31/2021
	Original Value at beginning of fiscal year	Useful life estimated in years	Increase	Decrease	Transfers	Exchange differences	Depreciation for the fiscal year						Residual value at the end of the fiscal year
							Accumulated	Transfers	Decrease	Exchange differences	For the fiscal year	At the end

Cost
Leased properties	332,402	50			(101,393)		54,573	(49,606)			3,378	8,345	222,664
Other investment properties	1,278,298	50	127,123	23,723	(677,892)	(66)	76,634	(48,658)	3,884		32,603	56,695	647,045

Total investment property	1,610,700		127,123	23,723	(779,285)	(66)	131,207	(98,264)	3,884		35,981	65,040	869,709

Item	12/31/2020
	Original Value at beginning of fiscal year	Useful life estimated in years	Increase	Decrease	Transfers (1)	Exchange differences	Depreciation for the fiscal year						Residual value at the end of the fiscal year
							Accumulated	Transfers (1)	Decrease	Exchange differences	For the fiscal year	At the end

Cost
Leased properties	332,401	50	2	0	(1)		50,858	1			3,714	54,573	277,829
Other investment properties	1,266,377	50	105,827	64	(93,842)		58,618	165	7		17,858	76,634	1,201,664

Total investment property	1,598,778		105,829	64	(93,843)		109,476	166	7		21,572	131,207	1,479,493

(1)	During the fiscal year 2020, under this item transfers were made from / to property, plant and equipment.